Segments of Business and Geographic Areas (Details 6) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 48,265	$ 45,848	$ 45,154
Other non long-lived assets	64,629	56,345	48,738
Worldwide total	113,644	102,908	94,682
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	23,529	23,315	22,399
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	19,056	16,791	17,347
Western Hemisphere, excluding U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	3,517	3,653	3,540
Asia-Pacific, Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	2,163	2,089	1,868
General Corporate [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 750	$ 715	$ 790